Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Excluded potentially dilutive securities	331,458,925	34,036,685	427,734,547	567,278
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	105,610,725	29,203,352	268,788,732	486,723
Convertible Notes [Member]
Excluded potentially dilutive securities		4,833,333	50,198,041	80,555
Series B Preferred Stock [Member]
Excluded potentially dilutive securities	225,848,200
Favoured Nations [Member]
Excluded potentially dilutive securities			108,747,774